Share-Based Compensation - Company's employee share options issued (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) $ / shares shares
A Ordinary Shares
Weighted Average Strike Price per Unit
Granted (in dollars per share) | (per share)		$ 0.36	£ 0.26
Enterprise Management Incentive Plan | A Ordinary Shares
Number of Units Outstanding
Outstanding at the beginning | shares	710,431	804,065
Forfeited | shares		(93,634)
Outstanding at the end | shares		710,431		804,065
Weighted Average Strike Price per Unit
Outstanding at the beginning (in dollars per share) | $ / shares	$ 0.20	$ 0.20
Forfeited (in dollars per share) | $ / shares		0.20
Outstanding at the end (in dollars per share) | $ / shares		$ 0.20		$ 0.20
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, Weighted Average Remaining Contractual Term (in years)		7 years 8 months 12 days		8 years 8 months 12 days
Exercisable at the end (in years)		0 years
Outstanding at the beginning (in dollars) | $	$ 11,910	$ 1,686
Outstanding at the end (in dollars) | $		$ 11,910		$ 1,686
Enterprise Management Incentive Plan | Common Shares
Number of Units Outstanding
Outstanding at the beginning | shares	9,724
Outstanding at the end | shares	9,724	9,724
Weighted Average Strike Price per Unit
Outstanding at the beginning (in dollars per share) | $ / shares	$ 15.26
Outstanding at the end (in dollars per share) | $ / shares	$ 15.26	$ 15.26
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years	2 years
Outstanding at the beginning (in dollars) | $	$ 73
Outstanding at the end (in dollars) | $	$ 260	$ 73